Intangible Asset (Tables)	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible asset
	March 31, 2019	March 31, 2018
Software	$2,305	$1,867
Less-Accumulated Amortization	(1,378)	(498)
Total, net	$927	$1,369